Consolidated Statements of Income and Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statements Of Income and Comprehensive Income [Abstract]
Sales revenue	$ 55,402,769	$ 67,480,712	$ 187,746,088	$ 191,199,700	$ 257,487,138	$ 200,813,260
Cost of sales	44,654,619	51,180,349	147,134,670	145,219,476	195,670,634	151,988,552
Gross profit	10,748,150	16,300,363	40,611,418	45,980,224	61,816,504	48,824,708
Operating expenses
Administrative expenses	2,567,242	2,127,195	7,188,885	7,843,247	12,406,676	8,097,374
Selling expenses	2,356,450	1,719,926	6,919,100	5,435,073	7,210,359	5,350,258
Total operating expenses	4,923,692	3,847,121	14,107,985	13,278,320	19,617,035	13,447,632
Income from operations	5,824,458	12,453,242	26,503,433	32,701,904	42,199,469	35,377,076
Non-operating income (expense)
Interest income	4,077	21,510	22,873	47,499	60,479	11,651
Other income	72,776	20,278	324,546	157,019	159,062	168,732
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696	1,082,202	582,226
Other expenses	(13,674)	(7,147)	(26,177)	(24,733)	(502,729)	(462,989)
Finance costs	(260,948)	(256,156)	(753,233)	(646,060)	(892,172)	(878,390)
Exchange income (loss)					120,519	(23,608)
Total non-operating income (expense)	(144,351)	170,137	(241,120)	501,421	27,361	(602,378)
Income before income taxes	5,680,107	12,623,379	26,262,313	33,203,325	42,226,830	34,774,698
Income taxes	(1,527,284)	(3,165,839)	(6,771,893)	(8,893,359)	(11,036,300)	(9,086,106)
Net income	4,152,823	9,457,540	19,490,420	24,309,966	31,190,530	25,688,592
Other comprehensive income (loss)
Foreign currency translation adjustments	(360,123)	1,047,236	651,779	3,398,140	4,481,290	2,317,595
Total comprehensive income	3,792,700	10,504,776	20,142,199	27,708,106	35,671,820	28,006,187
Earnings per share – basic and diluted	$ 0.08	$ 0.22	$ 0.41	$ 0.57	$ 0.72	$ 0.67
Weighted average number of shares
outstanding – basic and diluted	38,154,340	38,154,340	38,154,340	38,154,340
Weighted average number of shares outstanding - basic					38,154,340	38,063,507
Weighted average number of shares outstanding - diluted					38,156,873	38,415,441
Reconciliation of net income to income applicable to common stock:
Net income	4,152,823	9,457,540	19,490,420	24,309,966	31,190,530	25,688,592
Less: dividends and accretion on preferred stock	(1,279,511)	(1,167,011)	(3,782,283)	(2,723,026)	3,890,037
Income applicable to common stock	$ 2,873,312	$ 8,290,529	$ 15,708,137	$ 21,586,940	$ 27,300,493	$ 25,688,592